CURRENT AND NON-CURRENT EMPLOYEE BENEFITS - Employee benefits (Details) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Employee benefits
Current	$ 57,817,800	$ 48,391,806
Non-current	18,473,946	17,409,793
Total	76,291,746	65,801,599
Accrued vacation
Employee benefits
Total	23,546,649	25,773,244
Participation in profits and bonuses
Employee benefits
Total	36,455,454	22,618,562
Severance indemnity
Employee benefits
Total	$ 16,289,643	$ 17,409,793